EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2016	$2,306	$—	$76	$—	$2,382
Additions	144	—	15	—	159
Acquisition of AOSP and other assets (note 8)	31	—	—	259	290
Transfers to property, plant and equipment	(198)	—	—	—	(198)
Disposals/derecognitions	(1)	—	—	—	(1)
At December 31, 2017	2,282	—	91	259	2,632
Additions	245	—	35	222	502
Transfers to property, plant and equipment	(175)	—	—	(222)	(397)
Disposals/derecognitions and other	(4)	—	(89)	(7)	(100)
At December 31, 2018	$2,348	$—	$37	$252	$2,637